BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 84.0%
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 1.6%
Altice France SA, Senior Secured Notes	8.125%	2/1/27	$15,046,000	$11,774,071	(a)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	17,456,000	12,414,151	(a)
Cogent Communications Group Inc., Senior Notes	7.000%	6/15/27	10,194,000	10,157,849	(a)

Total Diversified Telecommunication Services				34,346,071

Entertainment - 0.9%
ROBLOX Corp., Senior Notes	3.875%	5/1/30	15,725,000	13,864,775	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	4,688,000	4,466,231	(a)

Total Entertainment				18,331,006

Interactive Media & Services - 3.0%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	32,200,000	27,978,042	(a)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	20,370,000	18,512,105	(a)
TripAdvisor Inc., Senior Notes	7.000%	7/15/25	15,360,000	15,329,937	(a)

Total Interactive Media & Services				61,820,084

Media - 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	1,259,000	1,028,714	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,250,000	1,159,451
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	10,150,000	8,553,832
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	6,600,000	6,200,624	(a)
LCPR Senior Secured Financing DAC, Senior Secured Notes	5.125%	7/15/29	8,450,000	7,083,961	(a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	11,509,000	7,082,686
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	7,115,000	4,364,275

Total Media				35,473,543

Wireless Telecommunication Services - 0.5%
CSC Holdings LLC, Senior Notes	5.500%	4/15/27	11,199,000	10,030,872	(a)

TOTAL COMMUNICATION SERVICES				160,001,576

CONSUMER DISCRETIONARY - 15.9%
Automobiles - 0.4%
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	8,560,000	8,473,405

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report	1

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Broadline Retail - 1.5%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	$14,808,000	$12,407,077
QVC Inc., Senior Secured Notes	4.450%	2/15/25	600,000	582,008
QVC Inc., Senior Secured Notes	4.375%	9/1/28	15,496,000	12,434,026
QVC Inc., Senior Secured Notes	5.450%	8/15/34	6,975,000	4,641,899

Total Broadline Retail				30,065,010

Diversified Consumer Services - 0.9%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	14,105,000	13,514,812	(a)
Graham Holdings Co., Senior Notes	5.750%	6/1/26	5,375,000	5,326,718	(a)

Total Diversified Consumer Services				18,841,530

Hotels, Restaurants & Leisure - 8.2%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	31,140,000	29,126,108	(a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	31,464,000	32,404,616	(a)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	6,625,000	6,624,521	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	31,200,000	31,222,863	(a)
Lindblad Expeditions Holdings Inc., Senior Secured Notes	9.000%	5/15/28	5,804,000	6,142,170	(a)
Lindblad Expeditions LLC, Senior Secured Notes	6.750%	2/15/27	15,096,000	15,224,769	(a)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes	4.875%	5/1/29	13,326,000	12,350,156	(a)
Travel + Leisure Co., Senior Secured Notes	4.500%	12/1/29	1,678,000	1,544,127	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	21,112,000	21,135,392	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	13,050,000	13,117,101	(a)

Total Hotels, Restaurants & Leisure				168,891,823

Household Durables - 1.0%
Adams Homes Inc., Senior Notes	9.250%	10/15/28	248,000	258,325	(a)
Century Communities Inc., Senior Notes	6.750%	6/1/27	2,500,000	2,511,845
Century Communities Inc., Senior Notes	3.875%	8/15/29	2,150,000	1,937,873	(a)
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	14,750,000	15,411,390	(a)

Total Household Durables				20,119,433

Specialty Retail - 3.6%
Abercrombie & Fitch Management Co., Senior Secured Notes	8.750%	7/15/25	650,000	658,429	(a)
Arko Corp., Senior Notes	5.125%	11/15/29	26,665,000	22,098,432	(a)
eG Global Finance PLC, Senior Secured Notes	12.000%	11/30/28	19,281,000	20,510,588	(a)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Specialty Retail - continued
FirstCash Inc., Senior Notes	5.625%	1/1/30	$25,590,000	$24,340,852	(a)
Gap Inc., Senior Notes	3.875%	10/1/31	9,161,000	7,758,686	(a)

Total Specialty Retail				75,366,987

Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc., Senior Notes	4.250%	3/15/29	1,000,000	915,127	(a)
Crocs Inc., Senior Notes	4.125%	8/15/31	6,999,000	6,070,799	(a)

Total Textiles, Apparel & Luxury Goods				6,985,926

TOTAL CONSUMER DISCRETIONARY				328,744,114

CONSUMER STAPLES - 3.6%
Consumer Staples Distribution & Retail - 0.1%
Walgreens Boots Alliance Inc., Senior Notes	3.800%	11/18/24	1,908,000	1,880,879

Food Products - 0.4%
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl, Senior Notes	6.750%	3/15/34	3,000,000	3,154,041	(a)
Pilgrim’s Pride Corp., Senior Notes	4.250%	4/15/31	6,100,000	5,504,980

Total Food Products				8,659,021

Tobacco - 3.1%
BAT Capital Corp., Senior Notes	3.734%	9/25/40	830,000	615,799
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	20,021,000	19,697,381	(a)
Vector Group Ltd., Senior Notes	10.500%	11/1/26	3,250,000	3,276,715	(a)
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	42,898,000	39,786,591	(a)

Total Tobacco				63,376,486

TOTAL CONSUMER STAPLES				73,916,386

ENERGY - 12.8%
Energy Equipment & Services - 0.5%
Transocean Aquila Ltd., Senior Secured Notes	8.000%	9/30/28	10,327,000	10,628,662	(a)

Oil, Gas & Consumable Fuels - 12.3%
Aethon United BR LP/Aethon United Finance Corp., Senior Notes	8.250%	2/15/26	3,034,000	3,071,770	(a)
Athabasca Oil Corp., Secured Notes	9.750%	11/1/26	174,000	184,512	(a)
Baytex Energy Corp., Senior Notes	8.750%	4/1/27	6,386,000	6,665,388	(a)
Baytex Energy Corp., Senior Notes	8.500%	4/30/30	9,489,000	9,916,699	(a)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	1,697,000	1,512,367
CITGO Petroleum Corp., Senior Secured Notes	7.000%	6/15/25	1,700,000	1,698,943	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report	3

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
Energean Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	$21,058,000	$20,032,749	(b)
Energean Israel Finance Ltd., Senior Secured Notes	8.500%	9/30/33	11,750,000	11,656,000	(b)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	8.000%	1/15/27	7,851,000	7,949,357
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	8.250%	1/15/29	3,077,000	3,161,436
Greenfire Resources Ltd., Senior Secured Notes	12.000%	10/1/28	11,850,000	12,621,577	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	9,769,000	9,754,649	(a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	4,705,000	4,968,348	(a)
Leviathan Bond Ltd., Senior Secured Notes	6.125%	6/30/25	3,440,000	3,391,049	(b)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	8,805,000	8,525,829	(b)
Leviathan Bond Ltd., Senior Secured Notes	6.750%	6/30/30	15,300,000	14,231,815	(b)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	28,335,000	27,892,704	(a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	30,246,000	29,140,975	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	919,000	877,673	(a)
Petroleos Mexicanos, Senior Notes	5.950%	1/28/31	2,794,000	2,242,546
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	13,210,000	8,794,954
Rockcliff Energy II LLC, Senior Notes	5.500%	10/15/29	7,336,000	6,871,745	(a)
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Senior Notes	7.875%	11/1/28	17,999,000	18,632,403	(a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	7.375%	2/15/29	7,750,000	7,801,711	(a)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	18,825,000	18,385,242	(a)
Venture Global LNG Inc., Senior Secured Notes	8.125%	6/1/28	12,115,000	12,367,125	(a)
Viper Energy Inc., Senior Notes	5.375%	11/1/27	2,584,000	2,531,103	(a)

Total Oil, Gas & Consumable Fuels				254,880,669

TOTAL ENERGY				265,509,331

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 23.0%
Banks - 2.6%
Bank OZK, Subordinated Notes (2.750% to 10/1/26 then 3 mo. Term SOFR + 2.090%)	2.750%	10/1/31	$1,850,000	$1,546,077	(c)
Comerica Inc., Senior Notes	4.000%	2/1/29	3,246,000	2,979,869
Comerica Inc., Senior Notes (5.982% to 1/30/29 then SOFR + 2.155%)	5.982%	1/30/30	5,271,000	5,210,877	(c)
Home BancShares Inc., Subordinated Notes (3.125% to 1/30/27 then 3 mo. Term SOFR + 1.820%)	3.125%	1/30/32	1,000,000	758,724	(c)
Huntington National Bank, Senior Notes (5.699% to 11/18/24 then SOFR + 1.215%)	5.699%	11/18/25	1,000,000	994,349	(c)
JPMorgan Chase & Co., Junior Subordinated Notes (3.650% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 2.850%)	3.650%	6/1/26	1,750,000	1,666,415	(c)(d)
KeyCorp, Senior Notes (4.789% to 6/1/32 then SOFR + 2.060%)	4.789%	6/1/33	1,000,000	916,262	(c)
Popular Inc., Senior Notes	7.250%	3/13/28	5,370,000	5,506,814
Societe Generale SA, Subordinated Notes	7.367%	1/10/53	900,000	934,673	(a)
Societe Generale SA, Subordinated Notes (7.132% to 1/19/54 then 1 year Treasury Constant Maturity Rate + 2.950%)	7.132%	1/19/55	10,740,000	10,729,942	(a)(c)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	13,000,000	11,225,037	(c)
Western Alliance Bancorp, Subordinated Notes (3.000% to 6/15/26 then 3 mo. Term SOFR + 2.250%)	3.000%	6/15/31	13,077,000	11,288,851	(c)

Total Banks				53,757,890

Capital Markets - 0.2%
Hercules LLC, Junior Subordinated Notes	6.500%	6/30/29	575,000	572,661
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	3,600,000	3,655,588	(a)

Total Capital Markets				4,228,249

Consumer Finance - 9.3%
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	10,855,000	10,857,527
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	11,640,000	12,534,313	(a)
Discover Financial Services, Senior Notes (7.964% to 11/2/33 then SOFR + 3.370%)	7.964%	11/2/34	24,600,000	27,887,466	(c)
Encore Capital Group Inc., Senior Secured Notes	9.250%	4/1/29	17,050,000	17,486,934	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report	5

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Finance - continued
Enova International Inc., Senior Notes	8.500%	9/15/25	$3,900,000	$3,894,553	(a)
Enova International Inc., Senior Notes	11.250%	12/15/28	11,350,000	12,008,720	(a)
goeasy Ltd., Senior Notes	9.250%	12/1/28	19,670,000	20,997,981	(a)
PRA Group Inc., Senior Notes	8.375%	2/1/28	13,577,000	13,520,336	(a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	15,373,000	12,969,324	(a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	25,128,000	23,508,752	(a)
Synchrony Financial, Subordinated Notes	7.250%	2/2/33	22,944,000	22,803,125
World Acceptance Corp., Senior Notes	7.000%	11/1/26	14,482,000	13,486,135	(a)

Total Consumer Finance				191,955,166

Financial Services - 7.5%
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	22,052,000	21,673,817	(a)
Burford Capital Global Finance LLC, Senior Notes	9.250%	7/1/31	4,800,000	5,086,243	(a)
Enact Holdings Inc., Senior Notes	6.500%	8/15/25	12,590,000	12,600,198	(a)
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	16,205,000	16,194,324	(a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	21,878,000	21,246,774	(a)
Jefferson Capital Holdings LLC, Senior Notes	9.500%	2/15/29	28,919,000	29,635,092	(a)
PennyMac Financial Services Inc., Senior Notes	4.250%	2/15/29	9,647,000	8,827,921	(a)
PennyMac Financial Services Inc., Senior Notes	7.875%	12/15/29	250,000	257,111	(a)
PennyMac Financial Services Inc., Senior Notes	5.750%	9/15/31	3,435,000	3,189,694	(a)
Rocket Mortgage LLC, Senior Notes	5.250%	1/15/28	2,801,000	2,698,427	(a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	35,072,000	33,204,378	(a)

Total Financial Services				154,613,979

Insurance - 3.0%
Ardonagh Finco Ltd., Senior Secured Notes	7.750%	2/15/31	2,000,000	1,993,012	(a)
Ardonagh Group Finance Ltd., Senior Notes	8.875%	2/15/32	31,400,000	31,035,995	(a)
GTCR AP Finance Inc., Senior Notes	8.000%	5/15/27	6,155,000	6,179,768	(a)
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Senior Notes	8.125%	2/15/32	11,934,000	12,046,561	(a)
NFP Corp., Senior Secured Notes	7.500%	10/1/30	9,769,000	10,300,053	(a)

Total Insurance				61,555,389

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Rithm Capital Corp., Senior Notes	8.000%	4/1/29	$8,650,000	$8,403,331	(a)

TOTAL FINANCIALS				474,514,004

HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 1.0%
Embecta Corp., Senior Secured Notes	5.000%	2/15/30	13,599,000	11,123,200	(a)
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	10,345,000	9,013,167	(a)

Total Health Care Equipment & Supplies				20,136,367

Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	3,968,000	3,967,563

TOTAL HEALTH CARE				24,103,930

INDUSTRIALS - 9.6%
Aerospace & Defense - 0.6%
TransDigm Inc., Senior Notes	7.500%	3/15/27	10,570,000	10,587,441
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	1,750,000	1,757,635	(a)

Total Aerospace & Defense				12,345,076

Building Products - 1.2%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	10.250%	10/15/28	12,800,000	13,758,797	(a)
IEA Energy Services LLC, Senior Notes	6.625%	8/15/29	10,923,000	10,539,203	(a)

Total Building Products				24,298,000

Construction & Engineering - 1.5%
Brundage-Bone Concrete Pumping
Holdings Inc., Secured Notes	6.000%	2/1/26	17,821,000	17,616,636	(a)
MasTec Inc., Senior Notes	6.625%	8/15/29	2,718,000	2,566,209	(a)
Pike Corp., Senior Notes	5.500%	9/1/28	11,039,000	10,577,627	(a)

Total Construction & Engineering				30,760,472

Electrical Equipment - 1.4%
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	5,000,000	5,028,460	(a)
Regal Rexnord Corp., Senior Notes	6.300%	2/15/30	3,500,000	3,585,814	(a)
Regal Rexnord Corp., Senior Notes	6.400%	4/15/33	10,375,000	10,770,567	(a)
WESCO Distribution Inc., Senior Notes	7.125%	6/15/25	9,882,000	9,896,262	(a)

Total Electrical Equipment				29,281,103

Ground Transportation - 1.3%
Uber Technologies Inc., Senior Notes	8.000%	11/1/26	19,922,000	20,175,587	(a)
Uber Technologies Inc., Senior Notes	7.500%	9/15/27	6,244,000	6,398,402	(a)

Total Ground Transportation				26,573,989

Machinery - 0.2%
Manitowoc Co. Inc., Secured Notes	9.000%	4/1/26	3,767,000	3,774,913	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report	7

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Passenger Airlines - 2.1%
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	$36,051,000	$35,896,006	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	7,480,000	7,348,608

Total Passenger Airlines				43,244,614

Professional Services - 1.1%
Concentrix Corp., Senior Notes	6.850%	8/2/33	22,150,000	22,030,665

Trading Companies & Distributors - 0.2%
Aircastle Ltd., Senior Notes	6.500%	7/18/28	5,000,000	5,104,000	(a)

TOTAL INDUSTRIALS				197,412,832

INFORMATION TECHNOLOGY - 3.8%
Communications Equipment - 1.9%
Nokia oyj, Senior Notes	6.625%	5/15/39	14,719,000	14,357,728
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	26,595,000	25,202,499	(a)

Total Communications Equipment				39,560,227

IT Services - 1.6%
Sabre GLBL Inc., Senior Secured Notes	9.250%	4/15/25	9,562,000	9,448,500	(a)
Sabre GLBL Inc., Senior Secured Notes	7.375%	9/1/25	3,164,000	3,079,488	(a)
Sabre GLBL Inc., Senior Secured Notes	8.625%	6/1/27	13,970,000	12,270,858	(a)
Sabre GLBL Inc., Senior Secured Notes	11.250%	12/15/27	9,370,000	8,799,680	(a)

Total IT Services				33,598,526

Semiconductors & Semiconductor Equipment - 0.3%
Qorvo Inc., Senior Notes	3.375%	4/1/31	6,750,000	5,811,168	(a)

TOTAL INFORMATION TECHNOLOGY				78,969,921

MATERIALS - 5.0%
Chemicals - 3.2%
Ashland Inc., Senior Notes	3.375%	9/1/31	3,728,000	3,157,610	(a)
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	200,000	179,683	(a)
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/31/30	3,000,000	2,581,498	(a)
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/31/30	1,000,000	862,917	(b)
Braskem Netherlands Finance BV, Senior Notes	8.500%	1/12/31	6,900,000	7,159,592	(a)
Ingevity Corp., Senior Notes	3.875%	11/1/28	1,811,000	1,637,527	(a)
Mativ Holdings Inc., Senior Notes	6.875%	10/1/26	26,488,000	26,387,944	(a)
Valvoline Inc., Senior Notes	4.250%	2/15/30	23,770,000	23,735,538	(a)

Total Chemicals				65,702,309

Metals & Mining - 1.8%
ArcelorMittal SA, Senior Notes	6.800%	11/29/32	51,000	54,585

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - continued
FMG Resources August 2006 Pty Ltd., Senior Notes	5.875%	4/15/30	$4,856,000	$4,782,093	(a)
Mineral Resources Ltd., Senior Notes	8.125%	5/1/27	11,120,000	11,258,138	(a)
Mineral Resources Ltd., Senior Notes	8.000%	11/1/27	2,484,000	2,537,249	(a)
Mineral Resources Ltd., Senior Notes	9.250%	10/1/28	5,150,000	5,430,415	(a)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	13,350,000	13,418,366	(a)

Total Metals & Mining				37,480,846

TOTAL MATERIALS				103,183,155

REAL ESTATE - 0.5%
Hotel & Resort REITs - 0.5%
XHR LP, Senior Secured Notes	6.375%	8/15/25	2,000,000	2,004,060	(a)
XHR LP, Senior Secured Notes	4.875%	6/1/29	8,057,000	7,465,400	(a)

TOTAL REAL ESTATE				9,469,460

UTILITIES - 0.9%
Electric Utilities - 0.2%
NRG Energy Inc., Senior Secured Notes	3.750%	6/15/24	4,275,000	4,252,603	(a)

Water Utilities - 0.7%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	15,175,000	15,354,884	(a)

TOTAL UTILITIES				19,607,487

TOTAL CORPORATE BONDS & NOTES (Cost - $1,700,541,033)				1,735,432,196

SENIOR LOANS - 3.9%
COMMUNICATION SERVICES - 0.1%
Entertainment - 0.1%
StubHub Holdco Sub LLC, USD Term Loan B (1 mo. Term SOFR + 4.750%)	10.075%	3/12/30	2,000,000	2,005,410	(c)(e)(f)

CONSUMER DISCRETIONARY - 0.8%
Hotels, Restaurants & Leisure - 0.8%
J&J Ventures Gaming LLC, Delayed Draw Loan (1 mo. Term SOFR + 4.364%)	9.695%	4/26/28	12,000,000	11,910,000	(c)(e)(f)
Travel + Leisure Co., Incremental Term Loan (1 mo. Term SOFR + 3.350%)	8.679%	12/14/29	4,987,500	5,004,956	(c)(e)(f)

TOTAL CONSUMER DISCRETIONARY				16,914,956

FINANCIALS - 0.5%
Insurance - 0.5%
Truist Insurance Holdings LLC, Term Loan B	—	3/24/31	10,000,000	9,995,800	(g)

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report	9

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 1.4%
Health Care Providers & Services - 1.4%
Phoenix Guarantor Inc., Term Loan B4	—	2/21/31	$5,000,000	$4,941,325	(g)
Star Parent Inc., Term Loan B (3 mo. Term SOFR + 4.000%)	9.309%	9/27/30	25,000,000	24,876,625	(c)(e)(f)

TOTAL HEALTH CARE				29,817,950

INDUSTRIALS - 0.5%
Passenger Airlines - 0.5%
WestJet Loyalty LP, Initial Term Loan (1 mo. Term SOFR + 3.750%)	9.068%	2/14/31	9,300,000	9,311,625	(c)(e)(f)(g)

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.6%
Connect US Finco LLC, Term Loan B	—	9/11/29	12,000,000	11,859,000	(g)

TOTAL SENIOR LOANS (Cost - $78,902,402)				79,904,741

CONVERTIBLE BONDS & NOTES - 2.8%
COMMUNICATION SERVICES - 1.0%
Media - 1.0%
Cable One Inc., Senior Notes	0.000%	3/15/26	2,650,000	2,321,400
Cable One Inc., Senior Notes	1.125%	3/15/28	25,596,000	19,340,337

TOTAL COMMUNICATION SERVICES				21,661,737

CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Airbnb Inc., Senior Notes	0.000%	3/15/26	4,000,000	3,729,693

INDUSTRIALS - 1.2%
Air Freight & Logistics - 1.2%
Air Transport Services Group Inc., Senior Notes	3.875%	8/15/29	29,320,000	24,402,658	(a)

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lumentum Holdings Inc., Senior Notes	0.500%	6/15/28	3,000,000	2,330,300

REAL ESTATE - 0.3%
Retail REITs - 0.3%
Federal Realty OP LP, Senior Notes	3.250%	1/15/29	7,100,000	6,926,050	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $59,876,957)				59,050,438

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.2%
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
BrightSpring Health Services Inc. (Cost - $5,200,000)	6.750%	104,000	$4,688,320

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,844,520,392)			1,879,075,695

SHORT-TERM INVESTMENTS - 8.3%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $171,144,252)	5.242%	171,144,252	171,144,252	(h)(i)

TOTAL INVESTMENTS - 99.2% (Cost - $2,015,664,644)			2,050,219,947
Other Assets in Excess of Liabilities - 0.8%			16,111,467

TOTAL NET ASSETS - 100.0%			$2,066,331,414

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	All or a portion of this loan has not settled as of March 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(h)	Rate shown is one-day yield as of the end of the reporting period.

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2024, the total market value of investments in Affiliated Companies was $171,144,252 and the cost was $171,144,252 (Note 2).

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report	11

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — High Yield Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

12	BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report	13

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$1,735,432,196	—	$1,735,432,196
Senior Loans	—	79,904,741	—	79,904,741
Convertible Bonds & Notes	—	59,050,438	—	59,050,438
Convertible Preferred Stocks	$4,688,320	—	—	4,688,320

Total Long-Term Investments	4,688,320	1,874,387,375	—	1,879,075,695

Short-Term Investments†	171,144,252	—	—	171,144,252

Total Investments	$175,832,572	$1,874,387,375	—	$2,050,219,947

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized	Dividend	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at March 31,
		Cost	Shares	Proceeds	Shares	Gain (Loss)	Income	(Depreciation)	2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$122,154,119	$287,727,833	287,727,833	$238,737,700	238,737,700	—	$1,582,844	—	$171,144,252

14	BrandywineGLOBAL — High Yield Fund 2024 Quarterly Report